General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
General and Administrative Expenses
General and Administrative Expenses

General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our company. General and administrative expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

	December 31,
	2017	2018	2019
Management fees – related parties	$13,511	$16,536	$18,050
Professional fees (legal and accounting)	687	833	720
Directors fess and expenses	468	477	468
Listing fees and expenses	96	115	97
Miscellaneous	1,356	1,281	1,304
Total	$16,118	$19,242	$20,639